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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number       811-8883
                                   __________________________________________


                          The Shepherd Street Funds, Inc.
_____________________________________________________________________________
               Exact name of registrant as specified in charter)


                               480 Shepherd Street
                       Winston-Salem, North Carolina 27103
 _____________________________________________________________________________
                    (Address of principal executive offices)

                                 John F. Splain
                           Ultimus Fund Solutions, LLC
                         135 Merchant Street, Suite 230
                             Cincinnati, Ohio 45246
 _____________________________________________________________________________
                     (Name and address of agent for service)


                    PLEASE SEND COPY OF COMMUNICATIONS TO:
                                Jeffrey C. Howard
                        Salem Investment Counselors, Inc.
                               480 Shepherd Street
                       Winston-Salem, North Carolina 27103
_____________________________________________________________________________


Registrant's telephone number, including area code:    336-768-7230
                                                      ______________
Date of fiscal year end:   September 30
                          ______________

Date of reporting period:  July 1, 2003 - June 30, 2004
                          ______________________________


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03)    Persons who are to respond to the  collection  of information
                   contained   in   this  form  are   not  required  to  respond
                   unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

          (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f) Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

          (h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 The Shepherd Street Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*        /s/ David B. Rea
                          ------------------------------------------------------
                               David B. Rea, President

Date  August 13, 2004
     ------------------

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

================================================================================
Issuer: Dell, Inc.        Ticker:  DELL
--------------------------------------------------------------------------------
Shareholder Meeting Date: 7/16/04           Cusip           24702R101
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                  For         For

Ratify independent auditors                            For         For

Shareholder proposal regarding                       Against     Against
expensing stock options


================================================================================
Issuer:  Sony Corp.       Ticker:  SNE
--------------------------------------------------------------------------------
Shareholder Meeting Date: 6/22/04           Cusip           835699307
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Amend part of articles of incorporation                For         For

Elect 16 directors                                     For         For

Issue stock acquisition rights for                     For         For
shares of common stock for purpose of
granting options

Issue stock acquisition rights for                     For         For
shares of subsidiary tracking stock for
purpose of granting options

Amend articles of incorporation with                  Against     Against
respect to disclosure of remuneration
and other amounts paid to executives


================================================================================
Issuer:  FX Energy, Inc.       Ticker:  FXEN
--------------------------------------------------------------------------------
Shareholder Meeting Date: 6/16/04           Cusip           302695101
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                  For         For

Approve 2004 long-term incentive plan                  For         For

Transact other business                                For         For


================================================================================
Issuer:  Dynamic Oil & Gas Inc.       Ticker:  DYOLF
--------------------------------------------------------------------------------
Shareholder Meeting Date 6/18/2004          Cusip           267906105
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
To determine the number of directors at seven          For         For

Elect as director, Mr. Wayne Babcock                   For         For

Elect as director, Mr. Donald Umbach                   For         For

Appoint Ernst and Young as auditors of                 For         For
the company

Authorize the directors to fix the                     For         For
auditors' remuneration

Special resolution to remove the                       For         For
application of the pre-exising company
provisions under new business corp act

Special resolution to eliminate the                    For       Against
maximum number of common shares that
the company is authorized to issue

Special resolution to approve the                      For         For
deletion and cancellation of existing
articles and adopt new articles

Amendment to 2003 stock option plan to                 For       Against
increase authorized shares by 115,612

Transact other proper business                         For         For


================================================================================
Issuer:  Wal-Mart Stores, Inc.       Ticker:  WMT
--------------------------------------------------------------------------------
Shareholder Meeting Date 6/24/2004           Cusip        931142103
--------------------------------------------------------------------------------
                           PROPOSALS                  BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of the nominees for the                       For         For
board of directors

Approval of the ASDA Colleague                         For         For
Share Ownership Plan of 1999

Approval of the ASDA Sharesave Plan                    For         For
2000

Approval of the 2004 associate                         For         For
stock purchase plan

Ratify independent auditors                            For         For

Shareholder proposal regarding an                     Against     Against
independent chairman

Shareholder proposal regarding a                      Against     Against
sustainability report

Shareholder proposal regarding                        Against     Against
equity compensation

Shareholder proposal regarding                        Against     Against
genetically engineered food products

Shareholder proposal regarding an                     Against     Against
equal employment opportunity report

Shareholder proposal regarding                        Against     Against
shareholder approval of
participation in the officer
deferred compensation plan


================================================================================
Issuer:  Devon Energy Corp.       Ticker:  DVN
--------------------------------------------------------------------------------
Shareholder Meeting Date: 6/8/04               Cusip        25179M103
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                  For         For

Ratify KPMG as independent auditor                     For         For

Revise director election vote                         Against     Against
threshold to provide that nominees
receive majority of shares
entiteld to vote


================================================================================
Issuer:  Liberty Media Corp.       Ticker:  L
--------------------------------------------------------------------------------
Shareholder Meeting Date: 6/9/04               Cusip        530718105
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                   For         For

Approval of 2000 incentive plan as                      For         For
amended and restated for 2004

Ratify KPMG as independent auditor                      For         For


================================================================================
Issuer:  Lowes Companies Inc.       Ticker:  LOW
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/28/04              Cusip        548661107
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                  For         For

Ratify independent auditor                             For         For


================================================================================
Issuer:  Southern Community Financial Corp.       Ticker:  SCMF
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/13/04              Cusip        842632101
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                  For         For


================================================================================
Issuer:  Level3 Communications, Inc.      Ticker:  LVLT
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/18/04              Cusip        52729N100
--------------------------------------------------------------------------------
Proposals                                             Board       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                  For        For

Amend 1995 stock plan to increase                      For       Against
authorized shares by 80 million

Transact other business                                For         For


================================================================================
Issuer:  Tribune Co.          Ticker:   TXA
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/12/04              Cusip        896047107
--------------------------------------------------------------------------------
PROPOSALS                                              BOARD       SSEFX
                                                        REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                   For         For

Ratify auditors                                         For         For

Approval of 1997 incentive                              For         For
compensation plan


================================================================================
Issuer:  Amgen Inc.            Ticker:   AMGN
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/13/04              Cusip         031162100
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                        REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                   For         For

Ratify auditors                                         For         For

Shareholder proposal on EEO Report                     Against     Against

Shareholder proposal on expensing                      Against     Against
stock options


================================================================================
Issuer:   Donegal Group Inc.      Ticker:   DGICB
--------------------------------------------------------------------------------
Shareholder Meeting Date: 4/15/04              Cusip        257701201
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE*
--------------------------------------------------------------------------------
Election of Directors                                  For       No Vote

Election of class b director                           For       No Vote
--------------------------------------------------------------------------------
*No vote was cast due to receipt of the materials 5 days after the meeting date


================================================================================
Issuer: Triad Guaranty Inc.      Ticker:   TGIC
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/20/04                Cusip       895925105
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                  For         For


================================================================================
Issuer:   Falconstor Software Inc.     Ticker:   FALC
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/14/04                Cusip       306137100
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD      SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                  For        For

Approve 2004 outside directors stock option            For        For
plan

Approve amendment to 2000 stock option plan            For      Against
to increase number of authorized shares

Ratify independent auditor                             For        For


================================================================================
Issuer:   Time Warner Inc.       Ticker:   TWX
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/21/04                Cusip       887317105
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD      SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                   For        For

Ratify auditors                                         For        For

Shareholder proposal regarding China                   Against    Against
Business Principles

Shareholder proposal regarding report on pay           Against    Against
disparity


================================================================================
Issuer:  Given Imaging Ltd.    Ticker:  GIVN
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/3/04                 Cusip       M520201D0
--------------------------------------------------------------------------------
PROPOSALS                                              BOARD       SSEFX
                                                        REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                   For        For

Increase number of authorized shares under              For      Against
2003 stock option plan by 1 million

Increase company's authorized share capital             For        For

Approve compensation for Directors of the               For        For
company

Approve compensation for President and CEO              For        For

Approve indemnification agreements and                  For        For
extension of issuance coverage for certain directors

Appoint independent auditor                             For        For


================================================================================
Issuer:  American International Group, Inc.    Ticker:  AIG
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/19/04                Cusip        026874107
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC         VOTE
--------------------------------------------------------------------------------
Election of directors                                  For         For

Adopt CEO annual compensation plan                     For         For

Adopt Director stock plan                              For         For

Ratify independent accountants                         For         For

Shareholder proposal relating to political            Against    Against
contributions

Shareholder proposal requesting no further            Against    Against
purchase of tobacco equities

Shareholder proposal regarding executive              Against    Against
compensation


================================================================================
Issuer:  Waste Management Inc.    Ticker:  WMI
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/14/04                 Cusip        94106L109
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC         VOTE
--------------------------------------------------------------------------------
Election of directors                                   For        For

Ratify independent auditors                             For        For

Approve 2004 stock incentive plan                       For        For

Approve 2005 annual incentive plan                      For        For


================================================================================
Issuer:  Intel Corp.              Ticker:  INTC
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/19/04                  Cusip      458140100
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                  For         For

Ratify independent auditors                            For         For

Approval of 2004 equity incentive plan                 For         For

Shareholder proposal requesting expensing of          Against     Against
stock options

Shareholder proposal requesting use of                Against       For
performance-vesting stock

Shareholder proposal requesting use of                Against       For
performance based stock options


================================================================================
Issuer:  Pepsico Inc.          Ticker:  PEP
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/5/04                   Cusip      713448108
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                  For         For

Approval of auditors                                   For         For

Approval of the 2004 executive incentive plan          For         For

Shareholder proposal relating to political            Against     Against
contributions

Shareholder proposal relating to global               Against     Against
diseases


================================================================================
Issuer:  Colgate-Palmolive Co.    Ticker:  CL
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/7/04                   Cusip      194162103
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                  For         For

Ratification of the appointment of                     For         For
Pricewaterhousecoopers as independent auditor

Reaproval of portions of the company's                 For         For
stockholder approved executive incentive plan

Stockholder proposal on golden parachute              Against     Against
severance pay

Stockholder proposal on workplace human rights        Against     Against

Stockholder proposal on independent chairman          Against     Against


================================================================================
Issuer:  Berkshire Hathaway           Ticker:  BRKa
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/1/04                   Cusip       084670108
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                  For         For

Shareholder proposal regarding political              Against     Against
contributions


================================================================================
Issuer:  Capital One Financial Corp.    Ticker:  COF
--------------------------------------------------------------------------------
Shareholder Meeting Date: 4/29/04                  Cusip      14040H105
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                  For         For

Ratification of the appointment of Ernst and           For         For
Young as independent auditor

Approval of 2004 stock incentive plan                  For         For


================================================================================
Issuer:  Southcoast Financial Corp.    Ticker:  SOCB
--------------------------------------------------------------------------------
Shareholder Meeting Date: 4/08/04                  Cusip      84129r100
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                  For         For


================================================================================
Issuer:  Citigroup Inc.           Ticker:  C
--------------------------------------------------------------------------------
Shareholder Meeting Date 4/20/2004                 Cusip      172967101
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of the nominees for the board of              For         For
directors

Proposal to ratify the selection of Ernst and          For         For
Young as independent auditor

Stockholder proposal rquesting a curb on              Against     Against
executive compensation

Stockholder proposal requesting a report on           Against     Against
political contributions

Stockholder proposal requesting a                     Against     Against
discontinuation of all rights, options, SARS and severance payments to top 5 management

Stockholder proposal requesting that he               Against     Against
chairman have no management duties, titles or responsibilities


================================================================================
Issuer:  Washington Mutual, Inc.       Ticker:  WM
--------------------------------------------------------------------------------
Shareholder Meeting Date: 4/20/04                CUSIP       939322103
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                  For         For

Ratification of the appointment of Deloitte            For         For
and Touche as independent auditor

Shareholder proposal relating to a specific           Against     Against
compensation program


================================================================================
Issuer:  Avery Dennison Corp.           Ticker:  AVY
--------------------------------------------------------------------------------
Shareholder Meeting Date 4/22/2004               Cusip       053611109
--------------------------------------------------------------------------------
                                     PROPOSALS        BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                  For         For

Ratification of the appointment of                     For         For
Pricewaterhousecoopers as independent auditor

Reapproval of the senior executive leadership          For         For
compensation plan

Reapproval of the executive long term For For incentive plan


================================================================================
Issuer:  Pfizer, Inc.       Ticker:  PFE
--------------------------------------------------------------------------------
Shareholder Meeting Date 4/22/2004                 Cusip      717081103
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of the nominees for the board of              For         For
directors

Approve the appointment of KPMG as                     For         For
independent auditor

Proposal to approve the 2004 stock plan                For         For

Shareholder proposal requesting review of the         Against     Against
economic effects of infectious diseases on company's business

Shareholder proposal relating to political            Against     Against
contributions

Shareholder proposal relaing to report on             Against     Against
corporate support of political
entities/candidates

Shareholder proposal seeking to impose term           Against     Against
limits on directors

Shareholder proposal requesting report on             Against     Against
increasing access to Pfizer products

Shareholder proposal on sstock options                Against     Against

Shareholder proposal on in vitro testing              Against     Against


================================================================================
Issuer:  Johnson & Johnson Inc.       Ticker:  JNJ
--------------------------------------------------------------------------------
Shareholder Meeting Date 4/22/2004                 Cusip      478160104
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                        REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                   For         For

Ratify the appointment of                               For         For
Pricewaterhousecoopers as independent auditor

Shareholder proposal on charitable                    Against     Against
contributions


================================================================================
Issuer:  General Electric Co.    Ticker:  GE
--------------------------------------------------------------------------------
Shareholder Meeting Date 4/28/2004                 Cusip      369604103
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                        REC        VOTE
--------------------------------------------------------------------------------
Election of Directors                                   For         For

Ratify the independent auditor                          For         For

Revenue measurement added to executive                  For         For
officer performance goals

Shareholder proposal relating to cumulative           Against     Against
voting

Shareholder proposal relating to animal               Against     Against
testing

Shareholder proposal relating to nuclear risk         Against     Against

Shareholder proposal relating to report on            Against     Against
PCB cleanup costs

Shareholder proposal relating to offshore             Against     Against
sourcing

Shareholder proposal relating to                      Against     Against
sustainability index

Shareholder proposal relating to compensation         Against     Against
committee independence

Shareholder proposal relaing to pay disparity         Against     Against

Shareholder proposal relating to end of of            Against     Against
stock options and bonuses

Shareholder proposal relating to limit of             Against     Against
outside directorships

Shareholder proposal relating to independent          Against     Against
board chairman

Shareholder proposal to explore sale of               Against     Against
company

Shareholder proposal on holding stock from            Against     Against
stock options

Shareholder proposal on board independence            Against     Against

Shareholder proposal on political                     Against     Against
contributions


================================================================================
Issuer:  Anheuser-Busch Companies Inc.     Ticker:  BUD
--------------------------------------------------------------------------------
Shareholder Meeting Date 4/28/2004                 Cusip       035229103
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                  For         For

Approval of independent auditor                        For         For


================================================================================
Issuer:  Nokia Oyj              Ticker:  NOK
--------------------------------------------------------------------------------
Shareholder Meeting Date 3/25/2004                 Cusip      654902204
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of the nominees for the board of              For         For
directors

Approval of the income statements and the              For         For
balance sheets

Approval of a dividend of Eur .30 per share            For         For

Approval of the discharge of the chairman,             For         For
members of board and president from liability

Approval of the appointment of the auditor             For         For

Approval of the proposal of the board to               For         For
reduce the share capital through cancellation of Nokia shares held by company

Approval of the authorization of the Board to          For       Against
increase the share capital of the company

Approval of the authorization of the board to          For         For
repurchase Nokia shares

Approval of the authorization to the board to          For         For
dispose of Nokia shares held by the company

Approval of the proposal of the Board to               For       Against
increase the capital of the Foundation of Nokia corporation

Permission to give proxy to legal counsel              For         For


================================================================================
Issuer:  Cisco Systems Inc.       Ticker:  CSCO
--------------------------------------------------------------------------------
Shareholder Meeting Date 11/11/2003                Cusip      17275R102
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                  For         For

Approve an amendent to employee stock                  For         For
purchase plan, including increase of 100 mill. authorized shares

Ratify the appointment of                              For         For
pricewaterhousecoopers as independent auditor

Shareholder proposal relating to report on            Against     Against
hardware and software provided to govt.
agencies

Shareholder proposal requesting a report              Against     Against
comparing total compensation of executives to lowest paid wokers


================================================================================
Issuer:  Sysco Corp.       Ticker:  SYY
--------------------------------------------------------------------------------
Shareholder Meeting Date 11/7/2003                 Cusip      871829107
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                  For         For

Approval of amendment to certificate of                For         For
incorporation to increase number of shares of authorized common to 2 mill

Approval of the 2003 stock incentive plan              For         For

Shareholder proposal requesting review of             Against     Against
company's policies on genetically engineered ingredients


================================================================================
Issuer:  Automatic Data Processing, Inc.       Ticker:  ADP
--------------------------------------------------------------------------------
Shareholder Meeting Date 11/11/2003                Cusip       053015103
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of directors                                  For         For

Approval of the amendments to the company's            For       Against
2000 Key employees' stock option plan

Approval of the amendment to the company's             For         For
employees' savings-stock purchase plan

Approval of the company's 2003 director stock          For         For
plan

Appointment of Deloitte and Touche                     For         For


================================================================================
Issuer:  Microsoft Corp.            Ticker:  MSFT
--------------------------------------------------------------------------------
Shareholder Meeting Date 11/11/2003                Cusip      594918104
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of the nominees for the board of              For         For
directors

Adoption of the amendments to the 2001 stock           For         For
plan

Adoption of the amendments to the 1999 stock           For         For
option plan for non-employee directors

Shareholder proposal requesting the company           Against     Against
refrain from making charitable contributions


================================================================================
Issuer:  DR Horton, Inc.        Ticker:  DHI
--------------------------------------------------------------------------------
Shareholder Meeting Date 1/29/2004                 Cusip      23331A109
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of the nominees for the board of              For         For
directors

Amendment to 2000 incentive bonus plan                 For         For

Other business properly brought before meeting         For         For


================================================================================
Issuer:  Walgreen Co.       Ticker:  WAG
--------------------------------------------------------------------------------
Shareholder Meeting Date 1/14/2004                 Cusip      931422109
--------------------------------------------------------------------------------
PROPOSALS                                             BOARD       SSEFX
                                                       REC        VOTE
--------------------------------------------------------------------------------
Election of the nominees for the board of              For         For
directors

Approval of the amended and restated                   For         For
nonemployee director stock plan
--------------------------------------------------------------------------------